SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current income tax expense
Deferred income tax benefit
Total income tax expense